FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL RISK MANAGEMENT
Schedule of impact on pre-tax loss of a 10% change in the USD:CAD exchange rate on financial assets and liabilities denominated in CAD

The following table shows the impact on pre-tax loss of a 10% change in the USD:CAD exchange rate on financial assets and liabilities denominated in CAD, as of December 31, 2023, with all other variables held constant:

	Impact of currency rate change on pre-tax loss
	10% increase	10% decrease
Cash and cash equivalents	$7,699	$(7,699)
Receivables and other	4,567	(4,567)
Marketable securities	742	(742)
Accounts payable and accrued liabilities	(8,273)	8,273

Schedule of carrying amount of financial assets represents the maximum credit exposure

	December 31,	December 31,
	2023	2022
Cash and cash equivalents	$907,551	$630,623
Short-term investments	8,618,386	11,649,079
	$9,525,937	$12,279,702

Schedule of contractual undiscounted cash flow requirements for contractual obligations

Contractual undiscounted cash flow requirements for contractual obligations as at December 31, 2023 are as follows:

	Carrying	Contractual	Due within	Due within	Due within
	amount	cash flows	1 year	2 years	3 years
Accounts payable and accrued liabilities	$676,605	$676,605	$676,605	$—	$—
	$676,605	$676,605	$676,605	$—	$—

Schedule of financial assets and liabilities by level within the fair value hierarchy

As at December 31, 2023	Carrying value		Fair value
		Amortized
	FVTPL	cost	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	$—	$907,551	$—	$—	$—
Short-term investments	—	8,618,386	—	—	—
Marketable securities	7,422	—	7,422	—	—
	$7,422	$9,525,937	$7,422	$—	$—

As at December 31, 2022	Carrying value		Fair value
		Amortized
	FVTPL	cost	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	$—	$630,623	$—	$—	$—
Short-term investments	—	11,649,079	—	—	—
Marketable securities	16,473	—	16,472	—	1
	$16,473	$12,279,702	$16,472	$—	$1